                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2011

                    DATE OF REPORTING PERIOD: AUGUST 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2010 (Unaudited)

   SHARES                                                                               VALUE
-------------                                                                      ---------------
                COMMON STOCK -- 83.45%
                AEROSPACE & DEFENSE -- 0.15%
      859,243   Allied Defense Group, Inc.(a) ..................................   $     2,423,065
                                                                                   ---------------
                BANKS -- 0.85%
    1,250,000   Industrial & Commercial Bank of China Asia Ltd. ................         4,620,107
      311,514   LSB Corp. ......................................................         6,476,376
      202,609   NewAlliance Bancshares, Inc. ...................................         2,479,934
                                                                                   ---------------
                                                                                        13,576,417
                                                                                   ---------------
                BEVERAGES -- 0.36%
      199,865   Coca-Cola Enterprises, Inc.(b) .................................         5,688,158
                                                                                   ---------------
                BIOTECHNOLOGY -- 2.36%
      602,587   BioSphere Medical, Inc.(a) .....................................         2,621,254
      136,168   Celldex Therapeutics, Inc.(a)(b) ...............................           589,607
      267,630   Genzyme Corp.(a)(b) ............................................        18,763,539
      515,759   Trubion Pharmaceuticals, Inc.(a) ...............................         2,300,285
      884,066   WuXi PharmaTech Cayman, Inc. ADR.(a)(b) ........................        13,358,237
                                                                                   ---------------
                                                                                        37,632,922
                                                                                   ---------------
                BROADCASTING, NEWSPAPERS, & ADVERTISING -- 0.15%
    2,169,818   Mitchell Communications Group Ltd. .............................         2,404,407
                                                                                   ---------------
                CHEMICALS -- 1.58%
       50,060   Airgas, Inc.(b) ................................................         3,293,948
      137,239   Potash Corp. of Saskatchewan, Inc.(b) ..........................        20,208,443
    1,092,452   Wattyl Ltd......................................................         1,609,221
                                                                                   ---------------
                                                                                        25,111,612
                                                                                   ---------------
                COAL -- 4.22%
    5,994,734   Centennial Coal Co., Ltd. ......................................        32,173,814
    2,644,953   Gloucester Coal Ltd. ...........................................        29,309,110
      571,582   MacArthur Coal Ltd. ............................................         5,738,561
                                                                                   ---------------
                                                                                        67,221,485
                                                                                   ---------------
                COMMERCIAL SERVICES & SUPPLIES -- 2.97%
      161,333   ATC Technology Corp.(a) ........................................         3,892,965
      420,186   Bowne & Co., Inc. ..............................................         4,651,459
      265,579   Protection One, Inc.(a)(c) .....................................            61,083
      262,827   Sperian Protection(c) ..........................................        38,748,785
                                                                                   ---------------
                                                                                        47,354,292
                                                                                   ---------------
                COMPUTERS & SERVICES -- 1.93%
      958,650   3PAR, Inc.(a)(b)(d) ............................................        30,791,838
                                                                                   ---------------
                CONSTRUCTION & ENGINEERING -- 0.49%
      161,089   KHD Humboldt Wedag International AG ............................           982,737
    1,065,878   Scott Wilson Group Plc .........................................         4,734,251
      135,416   Subsea 7, Inc.(a) ..............................................         2,158,084
                                                                                   ---------------
                                                                                         7,875,072
                                                                                   ---------------
                CONTAINERS & PACKAGING -- 2.69%
    1,333,518   Pactiv Corp.(a)(d) .............................................        42,779,257
                                                                                   ---------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2010 (Unaudited)

   SHARES                                                                               VALUE
-------------                                                                      ---------------
                COMMON STOCK -- 83.45% (Continued)
                ELECTRICAL SERVICES -- 2.31%
    1,298,754   Allegheny Energy, Inc.(d) ......................................   $    29,286,903
      780,010   Mirant Corp.(a)(b)(d) ..........................................         7,566,097
                                                                                   ---------------
                                                                                        36,853,000
                                                                                   ---------------
                ELECTRONIC MEASURING INSTRUMENTS -- 0.21%
      150,032   Cogent, Inc.(a) ................................................         1,650,352
       61,205   ICx Technologies, Inc.(a) ......................................           468,218
       32,142   Smartrac NV (a) ................................................           817,021
       60,617   Zygo Corp.(a) ..................................................           487,361
                                                                                   ---------------
                                                                                         3,422,952
                                                                                   ---------------
                FINANCIAL SERVICES -- 3.70%
    2,435,903   AmeriCredit Corp.(a)(d) ........................................        58,948,853
                                                                                   ---------------
                HEALTH CARE TECHNOLOGY -- 0.35%
      332,019   Allscripts Healthcare Solutions, Inc.(a)(b) ....................         5,548,038
                                                                                   ---------------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADER -- 1.03%
    3,315,289   Dynegy, Inc., Cl A(a)(b) .......................................        16,344,375
                                                                                   ---------------
                INSURANCE -- 2.55%
      548,192   American Physicians Capital, Inc.(d) ...........................        22,662,257
    1,491,969   AXA Asia Pacific Holdings Ltd.(b) ..............................         7,303,614
      419,643   NYMAGIC, Inc. ..................................................        10,713,486
                                                                                   ---------------
                                                                                        40,679,357
                                                                                   ---------------
                MACHINERY -- 0.44%
      604,015   Portec Rail Products, Inc. .....................................         6,922,012
                                                                                   ---------------
                MEDICAL PRODUCTS & SERVICES -- 12.35%
      157,394   Alcon, Inc. ....................................................        25,529,307
    2,141,893   Health Grades, Inc.(a) .........................................        17,542,104
    5,915,194   Healthscope Ltd. ...............................................        32,378,702
    1,537,154   Micrus Endovascular Corp.(a) ...................................        35,984,775
      299,533   Movetis NV(a) ..................................................         7,160,834
    1,881,155   Osteotech, Inc.(a) .............................................        12,039,392
      394,169   Penwest Pharmaceuticals Co.(a) .................................         1,966,903
      272,701   Prospect Medical Holdings, Inc.(a) .............................         2,345,229
    1,824,283   Psychiatric Solutions, Inc.(a)(d) ..............................        60,839,838
       69,473   Res-Care, Inc.(a) ..............................................           861,465
                                                                                   ---------------
                                                                                       196,648,549
                                                                                   ---------------
                METALS & MINING -- 5.23%
   11,714,674   Lihir Gold Ltd.(c) .............................................        48,409,976
    1,128,579   Red Back Mining, Inc.(a) .......................................        33,687,504
      882,502   Terrane Metals Corp.(a) ........................................         1,133,800
      417,664   TriStar Gold, Inc.(a) ..........................................            82,252
                                                                                   ---------------
                                                                                        83,313,532
                                                                                   ---------------
                MISCELLANEOUS BUSINESS SERVICES -- 0.58%
       16,567   Day Software Holding AG(a) .....................................         2,253,046

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2010 (Unaudited)

    SHARES                                                                              VALUE
-------------                                                                      ---------------
                COMMON STOCK -- 83.45% (Continued)
                MISCELLANEOUS BUSINESS SERVICES -- (CONTINUED)
      914,378   DivX, Inc.(a) ..................................................   $     7,036,139
                                                                                   ---------------
                                                                                         9,289,185
                                                                                   ---------------
                OIL & GAS DRILLING -- 0.03%
      133,452   Allis-Chalmers Energy, Inc.(a) .................................           516,459
                                                                                   ---------------
                OIL-FIELD SERVICES -- 2.24%
    2,696,652   Boots & Coots, Inc.(a) .........................................         8,036,023
      901,720   Omni Energy Services Corp.(a) ..................................         2,443,661
       82,815   Schlumberger Ltd.(b) ...........................................         4,416,508
      939,859   Superior Well Services, Inc.(a) ................................        20,799,080
                                                                                   ---------------
                                                                                        35,695,272
                                                                                   ---------------
                PERSONAL PRODUCTS -- 5.08%
    1,485,160   NBTY, Inc.(a)(b)(d) ............................................        80,926,368
                                                                                   ---------------
                PETROLEUM EXPLORATION & PRODUCTION -- 8.27%
    3,195,534   American Oil & Gas, Inc.(a)(d) .................................        21,889,408
      228,675   Geomark Exploration Ltd. .......................................           171,557
    3,770,343   Mariner Energy, Inc.(a)(d) .....................................        86,303,151
    1,812,427   Monterey Exploration Ltd.(a) ...................................        14,498,056
       97,799   SandRidge Energy, Inc.(a) ......................................           395,108
    2,537,962   UTS Energy Corp.(a) ............................................         8,425,363
                                                                                   ---------------
                                                                                       131,682,643
                                                                                   ---------------
                PIPELINES -- 3.18%
    1,587,497   Williams Pipeline Partners LP(c) ...............................        50,698,622
                                                                                   ---------------
                PUBLIC THOROUGHFARES -- 0.21%
    2,497,358   Intoll Group ...................................................         3,278,598
                                                                                   ---------------
                RETAIL -- 0.30%
    3,643,603   AWB Ltd. .......................................................         4,686,129
                                                                                   ---------------
                SEMICONDUCTORS -- 0.54%
      715,157   Virage Logic Corp.(a) ..........................................         8,581,884
                                                                                   ---------------
                SOFTWARE -- 11.11%
      589,914   Diamond Management & Technology Consultants, Inc., Cl A ........         7,368,026
        2,746   Dimension Data Holdings Plc ....................................             5,081
    1,485,655   Hewitt Associates, Inc., Cl A(a)(d) ............................        71,712,567
    1,624,582   McAfee, Inc.(a)(b)(d) ..........................................        76,436,583
      384,883   Phoenix Technologies Ltd.(a) ...................................         1,558,776
      804,867   SoftBrands, Inc.(a)(e) .........................................                --
      941,259   Unica Corp.(a)(d) ..............................................        19,869,977
                                                                                   ---------------
                                                                                       176,951,010
                                                                                   ---------------
                SPECIALTY RETAIL -- 0.04%
      503,857   West 49, Inc.(a)(c) ............................................           614,258
                                                                                   ---------------
                TELEPHONES & TELECOMMUNICATIONS -- 3.65%
    4,402,754   ADC Telecommunications, Inc.(a) ................................        55,782,893
      872,011   Sunrise Telecom, Inc.(a) .......................................           374,965
      671,582   TTI Team Telecom International Ltd.(a)(c) ......................         1,954,304
                                                                                   ---------------
                                                                                        58,112,162
                                                                                   ---------------
                TRANSPORTATION SERVICES -- 1.22%
      413,044   Dollar Thrifty Automotive Group, Inc.(a)(b) ....................        19,429,590
                                                                                   ---------------

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2010 (Unaudited)

   SHARES                                                                               VALUE
-------------                                                                      ---------------
                COMMON STOCK -- 83.45% (Continued)
                WATER UTILITIES -- 1.08% .......................................   $    17,156,755
                                                                                   ---------------
    1,562,546   Southwest Water Co.
                   TOTAL COMMON STOCK (Cost $1,304,739,702) ....................   $ 1,329,158,128
                                                                                   ---------------

  CONTRACTS                                                                             VALUE
-------------                                                                      ---------------
                CALL OPTION CONTRACTS (a) -- 0.74%
                3PAR, Inc.,
        3,643      09/10 at $33 ................................................   $       318,762
          199      09/10 at $35 ................................................             7,463
        9,992      10/10 at $23 ................................................         9,692,240
          259      10/10 at $33 ................................................            23,957
                Airgas, Inc.,
          200      10/10 at $65 ................................................                --
                AXA Asia Pacific Holdings Ltd.,
        1,250      09/10 at $6 .................................................           350,458
                Kinross Gold Corp.,
       16,314      09/10 at $17 ................................................           905,427
                Potash Corp. of Saskatchewan, Inc.,
          500      12/10 at $150 ...............................................           380,000
          175      12/10 at $155 ...............................................            91,875
           79      12/10 at $170 ...............................................            11,179
                                                                                   ---------------
                   TOTAL CALL OPTION CONTRACTS (Cost $5,654,117) ...............   $    11,781,361
                                                                                   ---------------

  CONTRACTS                                                                              VALUE
-------------                                                                      ---------------
                PUT OPTION CONTRACTS (a) -- 0.02%
                AXA Asia Pacific Holdings Ltd.,
        1,200      09/10 at $5 .................................................   $       200,796
                Pactiv Corp.,
          589      11/10 at $30 ................................................            25,032
                Williams Partners LP,
          120      09/10 at $50 ................................................            97,800
                                                                                   ---------------
                   TOTAL PUT OPTION CONTRACTS (Cost $331,807) ..................   $       323,628
                                                                                   ---------------

   SHARES                                                                               VALUE
-------------                                                                      ---------------
                RIGHTS (a) -- 0.00%
    1,511,636   Gloucester Coal Ltd., Expires 09/10
                   (Cost $--) ..................................................   $            --
                                                                                   ---------------

   SHARES                                                                               VALUE
-------------                                                                      ---------------
                WARRANTS (a) -- 0.00%
      308,857   Buru Energy Ltd., Expires 09/10
                   (Cost $--) ..................................................   $           825
                                                                                   ---------------

 FACE AMOUNT                                                                            VALUE
-------------                                                                      ---------------
                TIME DEPOSIT (f) -- 18.64%
$ 296,994,356   State Street Bank, 0.010% (Cost $296,994,356) ..................   $   296,994,356
                                                                                   ---------------
                   TOTAL INVESTMENTS AT VALUE -- 102.85%
                      (Cost $1,607,719,982)+ ...................................   $ 1,638,258,298
                                                                                   ===============

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2010 (Unaudited)

As of August 31, 2010, the Fund had equity swap contracts outstanding as follows:

                                                                                      UNREALIZED
                                                                                     APPRECIATION
    SHARES                                                                          (DEPRECIATION)
-------------                                                                      ---------------
      754,415   Chloride Group Plc, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $4,328,513, Market Value $4,341,023)
                   Terminating 07/04/11-07/19/11 ...............................   $        12,510
    4,331,490   Dart Energy Ltd., Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $2,457,472, Market Value $3,045,648)
                   Terminating 07/27/11 ........................................           588,176
    1,580,871   Datacash Group Plc, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $8,799,981, Market Value $8,746,712)
                   Terminating 08/24/11 ........................................           (53,269)
      550,000   Dimension Data Holdings Plc, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $1,032,316, Market Value $1,017,736)
                   Terminating 07/20/11 ........................................           (14,580)
       62,250   KHD Humboldt Wedag International AG, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $314,363, Market Value $378,480)
                   Terminating 06/01/11 ........................................            64,117
      400,000   Mariner Energy, Inc., Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $8,889,070, Market Value $9,156,000)
                   Terminating 05/06/11-06/07/11 ...............................           266,930
       62,694   Schlumberger Ltd., Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $4,078,584, Market Value $3,343,471)
                   Terminating 05/06/11 ........................................          (735,113)
      260,564   Scott Wilson Group Plc, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $1,159,566, Market Value $1,157,332)
                   Terminating 07/22/11 ........................................            (2,234)
      617,741   SSL International Plc, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $11,255,421, Market Value $11,032,106)
                   Terminating 07/26/11 ........................................          (223,315)
      249,000   Terra Nova Royalty Corp. ADR, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $2,413,072, Market Value $1,879,950)
                   Terminating 06/01/11 ........................................          (533,122)
      249,000   Terra Nova Royalty Corp. ADR, Equity Swap Rights
                   (Counterparty: Goldman Sachs International)
                   (Cost: $0, Market Value $62,250) ............................            62,250
                   Terminating 06/01/11
    1,089,252   Tomkins Plc, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $5,479,888, Market Value $5,423,995)
                   Terminating 07/22/11 ........................................           (55,893)

                               THE ARBITRAGE FUND
                      Portfolio of Investments (Continued)
                           August 31, 2010 (Unaudited)

                                                                                      UNREALIZED
                                                                                     APPRECIATION
   SHARES                                                                           (DEPRECIATION)
-------------                                                                      ---------------
       73,800   WuXi PharmaTech Cayman, Inc. ADR, Equity Swap
                   (Counterparty: Goldman Sachs International)
                   (Cost: $1,300,942, Market Value $1,115,118)
                   Terminating 06/02/11 ........................................   $      (185,824)
                                                                                   ---------------
                   (Total Cost $51,509,188,
                       Total Market Value $50,699,821) .........................   $      (809,367)
                                                                                   ===============

Goldman Sachs is the counterparty for all forward foreign currency exchange contracts. As of August 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                            UNREALIZED
                         CURRENCY            CURRENCY     APPRECIATION
SETTLEMENT DATE         TO DELIVER          TO RECEIVE    (DEPRECIATION)
---------------         -----------         -----------   --------------
09/15/10 ......   AUD   222,298,391   USD   186,388,987    $(11,053,378)
09/15/10 ......   CAD    31,469,316   USD    30,231,152         723,227
09/15/10 ......   CHF     2,209,800   USD     2,109,976         (69,949)
09/15/10 ......   EUR    39,149,997   USD    48,933,237        (820,532)
09/15/10 ......   GBP     4,073,503   USD     6,216,029         (43,436)
09/15/10 ......   HKD    46,560,000   USD     5,987,113             397
09/15/10 ......   NOK    26,990,700   USD     4,006,000        (279,788)
09/15/10 ......   USD    74,310,067   AUD    85,445,000       1,581,004
09/15/10 ......   USD    15,862,101   CAD    16,670,000        (231,094)
09/15/10 ......   USD     2,724,264   EUR     2,080,000         (80,896)
09/15/10 ......   USD     1,456,692   GBP       930,215         (27,296)
09/15/10 ......   USD     1,266,995   HKD     9,810,000          (5,619)
09/15/10 ......   USD     4,167,406   NOK    26,680,000          69,047
                                                           ------------
                                                           $(10,238,313)
                                                           ============

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro
GBP -- British Pound
HKD -- Hong Kong Dollar
NOK -- Norwegian Krone
USD -- United States Dollar

Percentages are based on net assets of $1,592,917,570.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

(c) Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2010, the total market value of these securities was $140,487,028, representing 8.8% of net assets.

(d) All or a portion of the shares have been committed as collateral for open short positions.

(e) Security considered illiquid. On August 31, 2010, the total market value of this security was $0 and represented 0% of net assets.

(f)  Rate shown is the simple yield as of August 31, 2010.

ADR  -- American Depositary Receipt
Cl   -- Class
LP   -- Limited Partnership
Ltd. -- Limited
Plc  -- Public Limited Company

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At August 31, 2010, the tax basis cost of the Fund's investments was $1,607,719,982, and the unrealized appreciation and depreciation were $41,535,487 and $10,997,171, respectively.

                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                           August 31, 2010 (Unaudited)

   SHARES                                                                               VALUE
-------------                                                                      ---------------
                COMMON STOCK -- 16.95%
                AUDIO & VIDEO -- 0.19%
      385,534   Sonic Solutions, Inc.(a)(b)....................................    $     3,103,549
                                                                                   ---------------
                BIOTECHNOLOGY -- 0.09%
       77,303   Emergent Biosolutions, Inc.(a)(b)..............................          1,403,823
                                                                                   ---------------
                COMPUTERS & SERVICES -- 0.03%
       15,200   3PAR, Inc.(a)(b)...............................................            488,224
                                                                                   ---------------
                ELECTRICAL SERVICES -- 1.81%
      711,209   FirstEnergy Corp.(a)(b)........................................         25,980,465
      806,544   RRI Energy, Inc.(a)(b).........................................          2,798,707
                                                                                   ---------------
                                                                                        28,779,172
                                                                                   ---------------
                FINANCIAL SERVICES -- 0.14%
      191,617   First Niagara Financial Group, Inc.(a).........................          2,163,356
                                                                                   ---------------
                INSURANCE -- 1.58%
      694,730   AON Corp.(a)(b)................................................         25,177,015
                                                                                   ---------------
                MEDICAL PRODUCTS & SERVICES -- 1.28%
      388,554   Novartis AG(a).................................................         20,395,199
                                                                                   ---------------
                METALS & MINING -- 4.16%
    1,175,583   Kinross Gold Corp.(a)(b).......................................         19,878,292
    1,389,360   Newcrest Mining Ltd.(a)........................................         46,063,443
       45,597   Thompson Creek Metals Co, Inc.(a)..............................            390,398
                                                                                   ---------------
                                                                                        66,332,133
                                                                                   ---------------
                OIL & GAS - INTEGRATED -- 1.08%
      343,264   Hess Corp.(a)(b)...............................................         17,249,016
                                                                                   ---------------
                OIL-FIELD SERVICES -- 0.16%
      140,304   Acergy SA(a)...................................................          2,159,072
        4,671   Schlumberger Ltd.(a)(b)........................................            249,104
                                                                                   ---------------
                                                                                         2,408,176
                                                                                   ---------------
                PETROLEUM EXPLORATION & PRODUCTION -- 4.42%
      621,357   Apache Corp.(a)(b).............................................         55,828,927
    1,503,952   Pengrowth Energy Trust(a)......................................         14,588,334
                                                                                   ---------------
                                                                                        70,417,261
                                                                                   ---------------
                PIPELINES -- 2.01%
      760,385   Williams Partners LP(a)(b).....................................         32,019,812
                                                                                   ---------------
                   TOTAL COMMON STOCK (Proceeds $272,225,617)..................    $   269,936,736
                                                                                   ---------------

   SHARES                                                                               VALUE
-------------                                                                      ---------------
                EXCHANGE TRADED FUND -- 1.23%
      186,598   SPDR S&P 500 ETF Trust (Proceeds $20,776,046)...................   $    19,680,491
                                                                                   ---------------
                   TOTAL SECURITIES SOLD SHORT -- 18.18%
                      (Proceeds $293,001,663)+..................................   $   289,617,227
                                                                                   ===============

                               THE ARBITRAGE FUND
                  Schedule of Securities Sold Short (Continued)
                           August 31, 2010 (Unaudited)

Percentages are based on net assets of $1,592,917,570.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

ETF  -- Exchange Traded Fund
LP   -- Limited Partnership
Ltd. -- Limited
SPDR -- Standard & Poor's Depositary Receipt
S&P  -- Standard & Poor's

+ At August 31, 2010, the tax basis proceeds of the Fund's securities sold short was $293,001,663, and the unrealized appreciation and depreciation were $9,929,382 and $(6,544,946), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                           August 31, 2010 (Unaudited)

  CONTRACTS                                                                             VALUE
-------------                                                                      ---------------
                WRITTEN PUT OPTIONS (a) -- 0.03%
                3PAR, Inc.,
        4,191      09/10 at $30 ................................................   $        52,388
       11,959      10/10 at $25 ................................................            59,795
        4,542      10/10 at $30 ................................................            79,485
                Dollar Thrifty Automotive Group, Inc.,
        1,496      09/10 at $45 ................................................            86,020
                Dynegy, Inc., Cl A,
          499      12/10 at $4. ................................................             3,743
                Emergent Biosolutions, Inc.,
           68      09/10 at $15 ................................................               680
                Genzyme Corp.,
          175      09/10 at $140 ...............................................            15,925
          749      09/10 at $65 ................................................            27,338
                McAfee, Inc.,
          645      09/10 at $45 ................................................             3,225
                Potash Corp. of Saskatchewan, Inc.,
          200      09/10 at $145 ...............................................            42,800
                Williams Partners LP,
          550      09/10 at $40 ................................................            17,875
          100      09/10 at $45 ................................................            33,000
                WuXi PharmaTech Cayman, Inc. ADR,
           50      09/10 at $13 ................................................               500
                                                                                   ---------------
                   TOTAL WRITTEN PUT OPTIONS (Premiums Received $868,377) ......   $       422,774
                                                                                   ---------------

  CONTRACTS                                                                             VALUE
-------------                                                                      ---------------
                WRITTEN CALL OPTIONS (a) -- 1.28%
                3PAR, Inc.,
        1,478      09/10 at $28 ................................................   $       694,660
          447      09/10 at $30 ................................................           100,575
       11,857      10/10 at $25 ................................................         8,537,040
        1,798      10/10 at $28 ................................................           854,050
       12,056      10/10 at $30 ................................................         2,803,020
                Airgas, Inc.,
          475      09/10 at $65 ................................................            71,250
          375      09/10 at $70 ................................................             4,688
                Allscripts Healthcare Solutions, Inc.,
        2,490      09/10 at $16 ................................................           230,325
          996      09/10 at $18 ................................................            12,450
                AON Corp.,
        1,659      09/10 at $35 ................................................           232,260
        1,065      09/10 at $38 ................................................            15,975
          599      10/10 at $35 ................................................           115,308
                Apache Corp.,
          250      09/10 at $80 ................................................           253,125
          674      09/10 at $85 ................................................           390,920
           70      09/10 at $90 ................................................            17,500
                AXA Asia Pacific Holdings Ltd.,
          250      09/10 at $6. ................................................            23,364
                Celldex Therapeutics, Inc.,
          299      09/10 at $5. ................................................             2,990
                Coca-Cola Enterprises, Inc.,
        1,148      09/10 at $28 ................................................            80,360
          998      09/10 at $29 ................................................            19,960
          150      10/10 at $27 ................................................            26,625

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                           August 31, 2010 (Unaudited)

  CONTRACTS                                                                             VALUE
-------------                                                                      ---------------
                WRITTEN CALL OPTIONS (a) -- 1.28% (Continued)
                Dollar Thrifty Automotive Group, Inc.,
        2,569      09/10 at $45 ................................................   $       680,785
          666      09/10 at $48 ................................................            63,270
          666      09/10 at $49 ................................................            43,290
        2,697      09/10 at $50 ................................................           128,108
        1,996      09/10 at $55 ................................................            14,970
                Dynegy, Inc., Cl A,
        1,763      09/10 at $4 .................................................           167,485
        1,497      09/10 at $5 .................................................            18,713
        3,713      10/10 at $5 .................................................            92,825
       16,170      12/10 at $5 .................................................           525,525
                Eclipsys Corp.,
           26      09/10 at $18 ................................................             6,955
                Emergent Biosolutions, Inc.,
           68      09/10 at $15 ................................................            21,420
                FirstEnergy Corp.,
          300      09/10 at $35 ................................................            48,000
          898      09/10 at $36 ................................................            76,330
        1,072      09/10 at $37 ................................................            34,840
          803      09/10 at $38 ................................................            12,045
           83      09/10 at $39 ................................................               415
                Genzyme Corp.,
          499      09/10 at $65 ................................................           275,697
          400      09/10 at $68 ................................................           128,000
        1,008      09/10 at $70 ................................................           133,560
          733      09/10 at $73 ................................................            33,718
          299      09/10 at $75 ................................................             6,428
                Hess Corp.,
          887      09/10 at $50 ................................................           132,163
          201      09/10 at $55 ................................................             3,116
           68      09/10 at $60 ................................................               204
           68      10/10 at $45 ................................................            40,460
                Kinross Gold Corp.,
        6,987      09/10 at $15 ................................................         1,390,413
        2,597      09/10 at $16 ................................................           296,058
                McAfee, Inc.,
        1,552      09/10 at $46 ................................................           182,360
        2,051      09/10 at $47 ................................................            41,020
          998      09/10 at $50 ................................................             4,990
                Mirant Corp.,
        1,329      09/10 at $10 ................................................            29,902
          300      09/10 at $13 ................................................             4,500
                NBTY, Inc.,
        1,020      09/10 at $55 ................................................             5,100
                Potash Corp. of Saskatchewan, Inc.,
          125      09/10 at $135 ...............................................           151,250
          249      09/10 at $140 ...............................................           198,577
          150      09/10 at $145 ...............................................            63,375
          300      09/10 at $150 ...............................................            55,050
          575      09/10 at $155 ...............................................            43,412
          474      09/10 at $160 ...............................................            17,538
          200      12/10 at $145 ...............................................           206,500
          140      12/10 at $165 ...............................................            30,380
                RRI Energy, Inc.,
          200      09/10 at $4 .................................................             2,000

                               THE ARBITRAGE FUND
                  Schedule of Open Options Written (Continued)
                           August 31, 2010 (Unaudited)

  CONTRACTS                                                                             VALUE
-------------                                                                      ---------------
                WRITTEN CALL OPTIONS (a) -- 1.28% (Continued)
                Schlumberger Ltd.,
          684      09/10 at $53 ................................................   $       146,034
          724      09/10 at $55 ................................................            68,418
          499      09/10 at $58 ................................................            17,215
          499      09/10 at $60 ................................................             5,988
                Sonic Solutions, Inc.,
          573      09/10 at $8 .................................................            45,840
                Williams Partners LP,
          601      09/10 at $40 ................................................           136,728
        3,141      09/10 at $45 ................................................            47,115
          570      09/10 at $50 ................................................             2,850
                WuXi PharmaTech Cayman, Inc. ADR,
        3,483      09/10 at $15 ................................................           113,197
          203      09/10 at $18 ................................................             2,030
                                                                                   ---------------
                   TOTAL WRITTEN CALL OPTIONS
                      (Premiums Received $11,816,588)...........................   $    20,482,607
                                                                                   ---------------
                   TOTAL OPEN OPTIONS WRITTEN -- 1.31%
                      (Premiums Received $12,684,965) ..........................   $    20,905,381
                                                                                   ===============

Percentages are based on net assets of $1,592,917,570.

(a)  Non-income producing security.

ADR  -- American Depositary Receipt
Cl   -- Class
LP   -- Limited Partnership
Ltd. -- Limited

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments carried at value.

ASSETS                                               LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
------                                           --------------   ------------   -------   --------------
Common stock
   Aerospace & Defense                           $    2,423,065   $         --     $--     $    2,423,065
   Banks                                             13,576,417             --      --         13,576,417
   Beverages                                          5,688,158             --      --          5,688,158
   Biotechnology                                     37,632,922             --      --         37,632,922
   Broadcasting, Newspapers & Advertising             2,404,407             --      --          2,404,407
   Chemicals                                         25,111,612             --      --         25,111,612
   Coal                                              67,221,485             --      --         67,221,485
   Commercial Services & Supplies                     8,544,424     38,809,868      --         47,354,292
   Computers & Services                              30,791,838             --      --         30,791,838
   Construction & Engineering                         7,875,072             --      --          7,875,072
   Containers & Packaging                            42,779,257             --      --         42,779,257
   Electrical Services                               36,853,000             --      --         36,853,000
   Electronic Measuring Instruments                   3,422,952             --      --          3,422,952
   Financial Services                                58,948,853             --      --         58,948,853
   Health Care Technology                             5,548,038             --      --          5,548,038
   Independent Power Producers & Energy Trader       16,344,375             --      --         16,344,375
   Insurance                                         40,679,357             --      --         40,679,357
   Machinery                                          6,922,012             --      --          6,922,012
   Medical Products & Services                      196,648,549             --      --        196,648,549
   Metals & Mining                                   34,903,556     48,409,976      --         83,313,532
   Miscellaneous Business Services                    9,289,185             --      --          9,289,185
   Oil & Gas Drilling                                   516,459             --      --            516,459
   Oil-Field Services                                35,695,272             --      --         35,695,272
   Personal Products                                 80,926,368             --      --         80,926,368
   Petroleum Exploration & Production               131,682,643             --      --        131,682,643
   Pipelines                                                 --     50,698,622      --         50,698,622
   Public Thoroughfares                               3,278,598             --      --          3,278,598
   Retail                                             4,686,129             --      --          4,686,129
   SemiConductors                                     8,581,884             --      --          8,581,884
   Software                                         176,951,010             --      --        176,951,010
   Specialty Retail                                          --        614,258      --            614,258
   Telephones & Telecommunications                   56,157,858      1,954,304      --         58,112,162
   Transportation Services                           19,429,590             --      --         19,429,590
   Water Utilities                                   17,156,755             --      --         17,156,755
                                                 --------------   ------------     ---     --------------
                                                  1,188,671,100    140,487,028      --      1,329,158,128

Call option contracts                                11,781,361             --      --         11,781,361
Put option contracts                                    323,628             --      --            323,628
Rights                                                       --             --      --                 --
Warrants                                                    825             --      --                825
Time deposit                                        296,994,356             --      --        296,994,356
Unrealized appreciation on
   equity swap contracts                                993,983             --      --            993,983
Unrealized appreciation on forward foreign
   currency exchange contracts                               --      3,537,420      --          3,537,420
                                                 --------------   ------------     ---     --------------
TOTAL                                            $1,498,765,253   $144,024,448     $--     $1,642,789,701
                                                 ==============   ============     ===     ==============

LIABILITIES                                          LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
-----------                                      --------------   ------------   -------   --------------
Common stock                                     $ (269,936,736)  $         --     $--     $ (269,936,736)
Exchange traded fund                                (19,680,491)            --      --        (19,680,491)
Written option contracts                            (20,905,381)            --      --        (20,905,381)
Unrealized depreciation on
   equity swap contracts                             (1,803,350)            --      --         (1,803,350)
Unrealized depreciation on forward foreign
   currency exchange contracts                               --    (13,775,733)     --        (13,775,733)
                                                 --------------   ------------     ---     --------------
TOTAL                                            $ (312,325,958)  $(13,775,733)    $--     $ (326,101,691)
                                                 ===============  ============     ===     ==============

Pursuant to Accounting Standards Update No. 2010-06, investments in the amount of $137,918,466 have been reclassified from Level 1 to Level 2 at August 31, 2010.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Arbitrage Funds


By (Signature and Title)*            /s/ John S. Orrico
                                     -------------------------------------------
                                     John S. Orrico
                                     President and Treasurer

Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ John S. Orrico
                                     -------------------------------------------
                                     John S. Orrico
                                     President and Treasurer

Date: October 29, 2010


By (Signature and Title)*            /s/ Eric Kleinschmidt
                                     -------------------------------------------
                                     Eric Kleinschmidt
                                     Chief Financial Officer

Date: October 29, 2010

* Print the name and title of each signing officer under his or her signature.